Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost
The components of equity-based compensation expense for the years ended December 31, 2017, 2016 and 2015, are presented below by award type (in thousands):

	Year Ended December 31,
	2017	2016	2015
Equity-based compensation
Stock option amortization (1)	$7,535	$5,884	$3,856
Director equity grants expense (2)	250	250	250
Pre-spin equity grants expense (3)	684	5,439	11,503
Total equity-based compensation (4)	$8,469	$11,573	$15,609

Other equity-based compensation
REIT equity-based compensation (5)	$9,394	$12,243	6,311
	$17,863	$23,816	$21,920
________
(1) See Stock Options discussion below. As of December 31, 2017, the Company had approximately $10.4 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average period of 1.3 years. During the years ended December 31, 2017, 2016 and 2015, stock option amortization included $39,000, $61,000 and $0 of amortization related to OpenKey stock options issued under OpenKey’s stock plan.
(2) Grants of restricted stock to independent directors are recorded at fair value based on the market price of our shares at grant date, and this amount is fully expensed in general and administrative expense as the grants of stock are fully vested on the date of grant. See Restricted Stock discussion below.
(3) As a result of the spin-off, we assumed all of the unrecognized equity-based compensation associated with prior Ashford Trust equity grants of common stock and LTIP units. We recognized the equity-based compensation expense related to these assumed Ashford Trust equity grants through the April 2017 final vesting date. As of December 31, 2017, these equity grants were fully vested. See Restricted Stock discussion below.
(4) Additionally, $2,000, $10,000 and $10,000 of equity-based compensation associated with employees of an affiliate was included in “general and administrative” expense for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, these equity grants were fully vested. See note 17.
(5) REIT equity-based compensation expense is associated with equity grants of Ashford Trust’s and Ashford Prime’s common stock and LTIP units awarded to officers and employees of Ashford Inc. See notes 2 and 17.

Schedule of Stock Options, Valuation Assumptions
The weighted average assumptions used to value grant options are detailed below:

	Year Ended December 31,
	2017	2016	2015
Weighted-average grant date fair value	$25.29	$22.91	n/a
Weighted average assumptions used:
Expected volatility	34.9%	50.0%	n/a
Expected term (in years)	6.5	6.5	n/a
Risk-free interest rate	2.01%	1.5%	n/a
Expected dividend yield	—%	—%	n/a

Schedule of Stock Option Activity
A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value of In-the Money Options
	(In thousands)	(per share)	(In years)	(In thousands)
Outstanding, January 1, 2015	300	$85.97	7.95	$2,409
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited, canceled or expired	—	—	—	—
Outstanding, December 31, 2015	300	$85.97	6.95	$—
Granted	340	45.59	10.00	—
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	45.59	9.38	—
Outstanding, December 31, 2016	639	$64.53	7.70	$—
Granted	334	57.61	10.00	11,837
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	50.15	9.22	(80)
Outstanding, December 31, 2017	972	$62.17	7.67	$29,974
Options exercisable at December 31, 2017	300	$85.97	4.95	$2,109

Summary of Restricted Stock Activity
Restricted Stock—A summary of our restricted stock activity is as follows (shares in thousands):

	Year Ended December 31,
	2017		2016		2015
	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant
Outstanding at beginning of year	1	$56.20	3	$56.20	5	$56.20
Restricted shares granted (1)	5	52.89	5	45.09	3	93.92
Restricted shares vested	(6)	53.64	(7)	47.48	(5)	75.42
Restricted shares forfeited	—	—	—	—	—	—
Outstanding at end of year	—	$—	1	$56.20	3	$56.20